SCHEDULE OF DEFERRED INCOME TAX ASSETS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets:
Net operating loss carrying forwards	¥ 175,360	¥ 233,813
Deductible advertising expenses	34,558	40,643
Changes in fair value of long-term investments	31,102
Operating lease liabilities	6,405	8,717
Others	189	189
Total deferred tax assets	247,614	283,362
Less: valuation allowance	(241,209)	(274,645)	¥ (389,584)	¥ (334,749)
Total deferred tax assets, net	6,405	8,717
Deferred income tax liabilities:
Right-of-use assets	6,405	8,717
Total deferred tax liabilities	6,405	8,717
Net deferred income tax assets